OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 1,696	$ 2,807
Accrued expenses	1,365	6,173
Government authorities	529	2,090
Uncertain tax positions	1,053	2,003
Others	106	130
Other accounts payable and accrued expenses	$ 4,749	$ 13,203